Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Company has evaluated subsequent events occurring through December 17, 2024, the date the condensed consolidated financial statements were issued, for events requiring recording or disclosure in the Company’s condensed consolidated financial statements.

Yorkville Letter

On October 8, 2024, Yorkville sent the Company a letter notifying the Company that it had breached a registration rights agreement with Yorkville by failing to file a Registration Statement on Form S-1 on the timeline set forth in the registration rights agreement (the “Yorkville Letter”). The Yorkville Letter asserted that this breach was an event of default and an amortization event under the prepaid advance in connection with the SEPA. The Yorkville Letter also asserted that the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2024 was an event of default under the Yorkville Promissory Note. The Company subsequently engaged in discussions with Yorkville regarding the Yorkville Letter, which discussions are ongoing.

Pursuant to the Yorkville Promissory Note, upon the occurrence of an amortization event, the Company is required to pay all principal and accrued interest on the Yorkville Promissory Note, plus a 10% payment premium on the principal amount, in equal installments over 3 calendar months or until the amortization event is cured, whichever is earlier. In addition, upon the occurrence of an event of default, the interest rate on the Yorkville Promissory Note increases to 18% retroactive to the date of the event of default.

Board Turnover

As previously announced on a Current Report on Form 8-K filed with the SEC on October 8, 2024, on October 1, 2024, Paul J. Casey and Erkan Akyuz resigned from the Board of Directors of the Company (the “Board”), effective immediately. Also on October 1, 2024, the Board appointed Jair Clarke and Sherry Coonse McCraw to the Board to fill the vacancies created by Mr. Casey and Mr. Akyuz, respectively. In connection with Ms. Coonse McCraw and Mr. Clarke’s service on the Board, the Board approved an RSU grant providing for the grant of 45,000 RSUs to each director for one full year of service (prorated for 2024). The RSUs will vest at the end of December 2024.

14. Subsequent Events

The Company has evaluated subsequent events occurring through November 4, 2024, the date the consolidated financial statements were issued, for events requiring recording or disclosure in the Company’s consolidated financial statements.

Settlement of Deferred Underwriting Fees

During 2024, through the date of this report, the Company issued 256,944 and 20,834 shares of Common Stock to EF Hutton LLC and Kingwood Capital Partners, LLC, respectively, as consideration for $3.0 million owed by the Company for underwriting commission due at the Closing of the Business Combination.

Share Repurchase

During 2024, through the date of this report, the Company bought back 187,745 shares of Common Stock from a convertible note holder.

Shareholder Loans

During 2024, through the date of this report, the Company received gross proceeds of $2.0 million in connection with shareholder loans with related party investors. Of the $2.0 million, $1.6 million is convertible into shares of Common Stock at a conversion price of $0.7535 per share. The remaining $0.4 million is not convertible into equity and bears an interest rate of 8.0% with a maturity date one year from issuance. The Company subsequently repaid $0.2 million of the non-convertible shareholder loans through the date of this report.

Private Placements

As previously announced on a Current Report on Form 8-K filed with the SEC on April 2, 2024, on March 28, 2024, the Company entered into a definitive securities purchase agreement (the “Helena SPA”) with Helena Global Investment Opportunities 1 Ltd. (“Helena”), an affiliate of Helena Partners Inc., a Cayman-Islands based advisor and investor providing for up to $4.5 million in funding through a private placement for the issuance of senior secured convertible notes (the “Helena Notes”). On June 14, 2024, the Company and Helena entered into a termination agreement (the “Helena Termination Agreement”) to terminate the Helena SPA and related documents. Pursuant to the Helena Termination Agreement, the Company issued to Helena a warrant to purchase 50,000 shares of Common Stock at an exercise price of $1.20 per share and agreed to reimburse Helena for certain reasonable and documented out-of-pocket legal fees and expenses incurred in connection with entry into the Helena SPA and Helena Termination Agreement and related documents.

On July 23, 2024 and July 25, 2024, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain institutional investors in connection with the private placement of its Common Stock and pre-funded warrants with aggregate gross proceeds of approximately $4.6 million, before deducting fees and expenses payable by the Company. The Company intends to use the net proceeds for working capital and general corporate purposes. Pending use of the funds, the Company used a portion of the net proceeds to purchase Bitcoin ($BTC). There is no guarantee on the holding period for the purchased Bitcoin.

Pursuant to the Securities Purchase Agreements, the Company agreed to issue and sell to the investors 1,297,059 shares of its Common Stock at a price of $1.0278 per share, pre-funded warrants exercisable for 1,323,530 shares of its Common Stock at an exercise price of $1.0278 per share, and 2,301,791 shares of its Common Stock at a price of $0.85 per share. The investors were required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. The price per share of all Common Stock and pre-funded warrants sold in the private placement meets the minimum price requirement under Nasdaq Listing Rule 5635(d). The securities were issued to institutional accredited investors in a private placement pursuant to Section 4(a)(2) and Regulation D promulgated under the Securities Act.

On September 24, 2024, the Company entered into securities purchase agreements (the “Follow-on SPA”) with an institutional investor in connection with the private placement of its Common Stock, warrants and pre-funded warrants with aggregate gross proceeds of approximately $1.7 million, before deducting fees and expenses payable by the Company. The Company intends to use the net proceeds from the Private Placement for working capital and general corporate purposes. Pending use of the funds, the Company plans to use a portion of the net proceeds to purchase Bitcoin ($BTC).

Pursuant to the Follow-on SPA, the Company agreed to issue and sell to the investor 1,918,591 shares of its Common Stock at a price of $0.65 per share, warrants exercisable for 133,095 shares of its Common Stock at an exercise price of $0.325 per share and pre-funded warrants exercisable for 743,314 shares of its Common Stock at an exercise price of $0.65 per share. The investor was required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The warrants and pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. The price per share of all Common Stock and pre-funded warrants sold in the private placement meets the minimum price requirement under Nasdaq Listing Rule 5635(d). The securities were issued to institutional accredited investors in a private placement pursuant to Section 4(a)(2) and Regulation D promulgated under the Securities Act.

Standby Equity Purchase Agreement

On June 17, 2024, the Company entered into a standby equity purchase agreement (the “SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”). Pursuant to the SEPA, subject to certain conditions, the Company has the option to sell to Yorkville an aggregate amount of up to up to $25.0 million of the Company’s shares of Common Stock at the Company’s request from time to time following both the repayment of the Promissory Note described below and the effectiveness of a resale registration statement covering the shares of Common Stock issued under the SEPA. The SEPA terminates on its 24-month anniversary.

Each advance may not exceed the greater of 500,000 shares and 100% of the average daily volume traded of the Common Stock during the five trading days immediately prior to requested advance. The shares would be purchased at a price equal to 97% of the Market Price as defined in the SEPA. The Company may establish a minimum acceptable price in each advance below which the Company will not be obligated to make any sales to Yorkville.

Any purchase under an advance would be subject to certain limitations, including that Yorkville will not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 4.99% of the then outstanding voting power or number of shares of Common Stock or any shares that when aggregated with shares issued under all other earlier advances, would exceed 4,767,616 shares of Common Stock (representing 19.99% of the aggregate number of then outstanding shares of Common Stock) (the “Exchange Cap”) unless shareholders approved issuances in excess of the Exchange Cap.

In connection with the execution of the SEPA, the Company paid a $25,000 structuring fee to Yorkville. The Company agreed to pay a commitment fee of $0.5 million to Yorkville, which will be paid in shares in two tranches.

Additionally, Yorkville agreed to advance to the Company, in exchange for a convertible promissory note (the “Yorkville Promissory Note”), a principal amount of $1.5 million, which was funded on June 18, 2024. The Yorkville Promissory Note is due on June 18, 2025, and interest shall accrue at an annual rate equal to 0%, subject to an increase to 18% upon an event of default as described in the Yorkville Promissory Note. The Yorkville Promissory Note will be convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily VWAP of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect. The “Floor Price” is $0.28 per share, subject to the Company’s option to reduce the Floor Price to any amounts set forth in a written notice to Yorkville. While the Promissory Note is outstanding, Yorkville may initiate an investor advance under the SEPA at the Promissory Note conversion price, the proceeds of which would be used to repay the Yorkville Promissory Note.

The Yorkville Promissory Note may be accelerated by Yorkville upon specified events of default, and may become amortizable for cash if (i) the daily VWAP is less than the Floor Price for five trading days during a period of seven consecutive trading days, (ii) the Company has issued in excess of 95% of the shares of Common Stock available under the Exchange Cap or (iii) the Company is in material breach of its obligations under a Registration Rights Agreement it entered into with Yorkville in connection with the SEPA or Yorkville becomes limited in its ability to freely resell shares subject to an advance as further described in the Yorkville Promissory Note, subject to de-amortization after certain cures.

Yorkville Letter

On October 8, 2024, Yorkville sent the Company a letter notifying the Company that it had breached a registration rights agreement with Yorkville by failing to file a Registration Statement on Form S-1 on the timeline set forth in the registration rights agreement (the “Yorkville Letter”). The Yorkville Letter asserted that this breach was an event of default and an amortization event under the prepaid advance in connection with SEPA. The Yorkville Letter also asserted that the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2024 was an event of default under the Yorkville Promissory Note. The Company subsequently engaged in discussions with Yorkville regarding the Yorkville Letter, which discussions are ongoing.

Pursuant to the Yorkville Promissory Note, upon the occurrence of an amortization event, the Company is required to pay all principal and accrued interest on the Yorkville Promissory Note, plus a 10% payment premium on the principal amount, in equal installments over 3 calendar months or until the amortization event is cured, whichever is earlier. In addition, upon the occurrence of an event of default, the interest rate on the Yorkville Promissory Note increases to 18% retroactive to the date of the event of default.

Executive Turnover

As previously announced on a Current Report on Form 8-K filed with the SEC on April 2, 2024, on March 22, 2024, Paul J. Casey notified the Company of his intention to retire as Chief Executive Officer of the Company effective March 29, 2024. Mr. Casey continued to serve as a member of the Board of Directors until October 1, 2024. In connection with Mr. Casey’s retirement from the Company, Mr. Casey and the Company entered into a Resignation Agreement and Release, dated March 22, 2024, pursuant to which Mr. Casey was paid $12,000 as a severance payment, and the Board of Directors approved a stock option grant providing for the grant of 147,000 five-year options exercisable at $1.00 per share to Mr. Casey. On March 27, 2024, Scott Holbrook, a member of the Board of Directors and a member of the Company’s Audit Committee, notified the Company of his intention to retire from the Company’s Board of Directors effective March 29, 2024.

Effective March 29, 2024, the Board of Directors (i) appointed Aaron Green to serve as Chief Executive Officer of the Company to fill the vacancy created by the retirement of Paul Casey; (ii) appointed Mr. Green, to serve as a member of the Board of Directors to fill the vacancy created by the retirement of Scott Holbrook; and (iii) appointed Dr. Thomas Kosasa, a member of the Board of Directors, to serve on the Company’s Audit Committee, also to fill the vacancy created by the retirement of Scott Holbrook.

As previously announced on Form 8-K, on August 26, 2024, Lisa Embree, Chief Financial Officer (“CFO”), Executive Vice President, Treasurer and Secretary, notified the Company of her intention to resign from her position effective August 30, 2024.

Effective August 30, 2024, the Board appointed Mr. Robert Golden to serve as the Chief Financial Officer on an interim basis to fill the vacancy created by the resignation of Lisa Embree. Effective on his appointment as interim CFO, Mr. Golden stepped down as a member and the chair of the Audit Committee of the Board. In connection with his appointment as interim CFO, the Company entered into a consulting agreement with Mr. Golden, pursuant to which Mr. Golden will receive a $12,000 monthly salary and a grant of 100,000 restricted stock units, which will vest on the first anniversary of the consulting agreement, subject to the terms and conditions set forth in the consulting agreement.

As previously announced on a Current Report on Form 8-K filed with the SEC on October 8, 2024, on October 1, 2024, Paul J. Casey and Erkan Akyuz resigned from the Board, effective immediately. Also on October 1, 2024, the Board of Directors appointed Jair Clarke and Sherry Coonse McCraw to the Board to fill the vacancies created by Mr. Casey and Mr. Akyuz, respectively. In connection with Ms. Coonse McCraw and Mr. Clarke’s service on the Advisory Board of the Company, the Board of Directors approved a restricted stock unit (“RSU”) grant providing for the grant of 45,000 RSUs to each director for one full year of service (pro-rated for 2024). The RSUs will vest at the end of December 2024.